Lease - Maturity of operating lease liabilities (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Maturity of operating lease liabilities
2020	¥ 52,946
2021	50,394
2022	38,261
2023	34,564
2024	7,987
Total lease payments	184,152
Less: interest	(31,762)
Total operating lease liabilities	¥ 152,390